Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows - Parent Company (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (1,974,271)	$ (3,806,215)	$ (3,465,824)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	1,350,800	1,849,356	1,101,800
Finance (income) cost, net	(1,666,541)	(1,438,099)	127,267
Changes in operating assets and liabilities:
Decrease/(Increase) in other current assets	70,493	(210,911)	(166,740)
Decrease/(Increase) in amount due from related parties		3,311,266	(310,419)
Increase in other advance to subsidiaries	(3,948,197)	(7,433,741)	(1,899,011)
(Decrease)/Increase in trade and other current liabilities	(18,358)	40,261	1,209,320
Decrease in amount due to related parties		(3,300,212)	(1,733,721)
(Decrease)/Increase in payable to subsidiaries	(772)	60,172	(213,836)
Net cash used in operating activities	(6,186,846)	(10,928,123)	(5,351,164)
Investing activity:
Interest received	592,101	504,516
Net cash provided by an investing activity	592,101	504,516
Financing activities
Proceeds from issue of shares	6,604,094	10,399,732	20,867,386
Proceeds from exercise of warrants			506,693
Cash repayment for a convertible note			(554,238)
Cash paid for the cancellation of fractional shares			(49,664)
Net cash provided by financing activities	6,604,094	10,399,732	20,770,177
Net increase/(decrease) in cash and cash equivalents	1,009,349	(23,875)	15,419,013
Cash and cash equivalents at beginning of year	15,727,755	15,751,630	332,617
Cash and cash equivalents at the end of the year	$ 16,737,104	$ 15,727,755	$ 15,751,630